Registration No. 333-106545

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☑ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Exact name of Registrant as Specified in Charter:

W&R Target Funds, Inc.

6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Registrant’s Telephone Number: (913) 236-2000

Name and Address of Agent for Service:
Kristen A. Richards
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Copy to:

Kathleen L. Prudhomme	R. Darrell Mounts
Dorsey & Whitney LLP	Kirkpatrick & Lockhart LLP
50 South Sixth Street, Suite 1500	1800 Massachusetts Avenue
Minneapolis, MN 55402	N.W. Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

SIGNATURES
EX-12(a) Opinion/Consent of Dorsey & Whitney LLP
EX-12(b) Opinion/Consent of Dorsey & Whitney LLP

     This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).

(3)	Exhibit 12 to the Registration Statement.

     This Post-Effective Amendment is being filed solely to file the final tax opinions as Exhibit 12(a) and Exhibit 12(b) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 16. Exhibits.

(1)(a)	Articles of Incorporation, as amended, filed July 1, 1998 as EX-99.B1-charter to Post Effective Amendment No. 21 to the Registration Statement on Form N-1A
(1)(b)	Articles of Amendment, dated May 13, 1998, filed July 1, 1998 as EX-99.B1-tkartsup to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
(1)(c)	Articles Supplementary, dated May 25, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(1)(d)	Articles Supplementary, dated July 19, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(1)(e)	Articles Supplementary, dated August 21, 1998, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup3 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(1)(f)	Articles Supplementary, dated February 18, 2000, filed by EDGAR on April 27, 2000 as EX-99.B(a)tgtsupp to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
(1)(g)	Articles of Amendment, dated September 26, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(1)(h)	Articles of Amendment, dated November 15, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(1)(i)	Articles Supplementary, dated February 14, 2001, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartsupp to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(1)(j)	Articles of Amendment, dated August 22, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(1)(k)	Articles of Amendment, dated November 14, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(1)(l)	Articles of Amendment for Reallocation of Shares, dated November 13, 2002, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(1)(m)	Articles of Amendment for Reallocation of Shares, dated March 26, 2003, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(1)(n)	Articles Supplementary, dated May 22, 2003, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartsup to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(2)(a)	Bylaws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A
(2)(b)	Amendment to Bylaws, dated February 10, 1999, filed by EDGAR on March 1, 1999 as EX-99.B(b)-bylaw2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A
(2)(c)	Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(2)(d)	Amendment to Bylaws, dated August 16, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(3)	Not applicable.
(4)	Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)
(5)	Articles Fifth and Seventh of the Articles of Incorporation, as amended, and Articles I and IV of the Bylaws, as amended, each define the rights of shareholders.
(6)(a)	Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio filed October 31, 1996 as EX-99.B5-tmkima to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(6)(b)	Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on March 1, 2001 as EX-99.B(d)tgtimafees to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(6)(c)	Investment Management Agreement with respect to International II Portfolio, Micro Cap Portfolio and Small Company Value Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtima2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(6)(d)	Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtsubadv1 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(6)(e)	Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, Inc., filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtsubadv2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A
(6)(f)	Subadvisory Agreement between Waddell & Reed Investment Management Company and State Street Research & Management Company.(1)
(7)(a)	Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(7)(b)	Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(7)(c)	Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(7)(d)	Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(7)(e)	Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(7)(f)	Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, filed April 26, 2000 as EX-99.B(g)tgtca to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A. The Custodian Agreement for Target/United Funds, Inc. Asset Strategy Portfolio was filed as a representative copy. The Custodian Agreements for all portfolios of W&R Target Funds, Inc. are identical with the exception of their respective effective dates.
(9)(b)	Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on March 28, 2003 as EX-99.B(g)tgtcaamend to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A. The Amendment to the Custodian Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Amendment to Custodian Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio, International II Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.
(9)(c)	Custodian Agreement for Micro Cap Growth Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(g)mcgpca to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A. The Custodian Agreement for International II Portfolio and for Small Company Value Portfolio is identical to the Custodian Agreement for Micro Cap Growth Portfolio.
(9)(d)	Delegation Agreement, dated July 1, 2001, filed by EDGAR on March 28, 2003 as EX-99B(g)tgtcadel to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A. Delegation Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Delegation Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio, International II Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.
(9)(e)	Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A. The Rule 17f-5 Delegation Agreement for International II Portfolio and Small Company Value Portfolio is identical to the Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio.
(10)	Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A
Service Plan, as revised May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A
(11)	Opinion and consent of Associate General Counsel to W&R Target Funds with respect to the legality of the securities being registered.(1)
(12)(a)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters for the reorganization of Advantus Capital Appreciation Portfolio into W&R Growth Portfolio, Advantus Growth Portfolio into W&R Growth Portfolio, Advantus Core Equity Portfolio into W&R Core Equity Portfolio, Advantus Small

Company Growth Portfolio and W&R Small Cap Portfolio, Advantus Asset Allocation Portfolio into W&R Balanced Portfolio, Advantus Value Stock Portfolio into W&R Value Portfolio, Advantus Asset Allocation Portfolio into W&R Balanced Portfolio and Advantus Value Stock Portfolio into W&R Value Portfolio.(2)
(12)(b)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters for the reorganization of Advantus Micro-Cap Growth Portfolio into W&R Micro-Cap Growth Portfolio, Advantus International Stock Portfolio into W&R International II Portfolio and Advantus Small Company Value Portfolio into W&R Small Company Value Portfolio.(2)
(13)(a)	Accounting Services Agreement filed October 3, 1995 as EX-99.B9-tmkasa to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A
(13)(b)	Amendment to Accounting Services Agreement, dated September 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(h)tgtasaamend to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A
(14)(a)	Consent of Deloitte & Touch LLP with respect to financial statements of the Registrant.(1)
(14)(b)	Consent of KPMG LLP with respect to financial statements of Advantus Series Fund, Inc.(1)
(15)	Not applicable.
(16)	Powers of attorney.(1)
(17)(a)	Form of contract holder voting instructions.(1)
(17)(b)	W&R Target Funds, Inc. Prospectus dated May 1, 2003.(3)
(17)(c)	W&R Target Funds, Inc. Statement of Additional Information dated May 1, 2003.(1)
(17)(d)	W&R Target Funds, Inc. Prospectus dated July 24, 2003 for the W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Cap Value Portfolio.(4)
(17)(e)	W&R Target Funds, Inc. Statement of Additional Information dated July 24, 2003 for the W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Cap Value Portfolio.(1)
(17)(f)	Advantus Series Fund, Inc. Prospectus dated May 1, 2003.(1)
(17)(g)	Advantus Series Fund, Inc. Statement of Additional Information dated May 1, 2003.(1)
(17)(h)	W&R Target Funds, Inc. Annual Report for the year ended December 31, 2002.(1)

(17)(i)	Advantus Series Fund, Inc. Annual Report for the year ended December 31, 2002.(1)

(1)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 filed with the Commission on June 26, 2003.

(2)	Filed herewith.

(3)	Filed as Appendix D to the Proxy Statement/Prospectus filed on Form N-14 with the Commission on June 26, 2003.

(4)	Filed as Appendix E to the Proxy Statement/Prospectus filed on Form N-14 with the Commission on June 26, 2003.

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Shawnee Mission, and the state of Kansas on the 2nd day of October, 2003.

W&R Target Funds, Inc.

By	/s/ HENRY J. HERRMANN

Name:	Henry J. Herrmann
Title:	President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith A. Tucker*	Chairman of the Board	October 2, 2003

Keith A. Tucker

/s/ Henry J. Herrmann	President and Director	October 2, 2003

Henry J. Herrmann

/s/ Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer	October 2, 2003
and Principal Accounting Officer
Theodore W. Howard

/s/ James M. Concannon*	Director	October 2, 2003

James M. Concannon

/s/ John A. Dillingham*	Director	October 2, 2003

John A. Dillingham

/s/ David P. Gardner*	Director	October 2, 2003

David P. Gardner

/s /Linda K. Graves*	Director	October 2, 2003

Linda K. Graves

Signatures	Title

/s/ Joseph Harroz, Jr.*	Director	October 2, 2003

Joseph Harroz, Jr.

/s/ John F. Hayes*	Director	October 2, 2003

John F. Hayes

/s/ Glendon E. Johnson*	Director	October 2, 2003

Glendon E. Johnson

/s/ Frank J. Ross, Jr.*	Director	October 2, 2003

Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz*	Director	October 2, 2003

Eleanor B. Schwartz

/s/ Frederick Vogel III*	Director	October 2, 2003

Frederick Vogel III

*By /s/ Kristen A. Richard

Kristen A. Richards
Attorney-in-Fact

ATTEST:

/s/ Daniel C. Schulte

Daniel C. Schulte Assistant Secretary

*     Pursuant to powers of attorney filed as an exhibit to the Registrant’s registration statement on Form N-14 filed with the Commission on June 26, 2003.